Fair Value of Assets and Liabilities (Quantitative Info for Level 3 Inputs) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Corporate securities		$ 148,179	$ 106,174
Market risk benefits assets	[1]	1,393,237	1,786,565
Market risk benefit liabilities	[1]	5,521,601	9,764,443
Fair Value, Measurements, Recurring
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Market risk benefits assets		1,393,237	1,786,565
Market risk benefit liabilities		5,521,601	9,764,443
Policyholders’ account balances		$ 3,502,096	3,245,773
Level 3 | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Policyholder Age		50 years
Level 3 | Minimum | Market risk benefit liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortality rate		0.00%
Level 3 | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Policyholder Age		90 years
Level 3 | Fair Value, Measurements, Recurring
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Market risk benefits assets		$ 1,393,237	1,786,565
Market risk benefit liabilities		5,521,601	9,764,443
Policyholders’ account balances		$ 3,502,096	$ 3,245,773
Level 3 | Internal | Minimum | Discounted cash flow | Market risk benefit liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate		1.00%	1.00%
Spread over SOFR/LIBOR		0.50%	0.03%
Utilization rate		38.00%	39.00%
Withdrawal rate (greater than maximum range)		77.00%	76.00%
Mortality rate		0.00%	0.00%
Equity volatility curve		18.00%	16.00%
Level 3 | Internal | Minimum | Discounted cash flow | Policyholders' account balances
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate		1.00%	1.00%
Spread over SOFR/LIBOR		0.22%	0.03%
Mortality rate		0.00%	0.00%
Equity volatility curve		6.00%	6.00%
Option budget		(2.00%)
Level 3 | Internal | Minimum | Discounted cash flow | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Discount rate		9.77%	1.65%
Level 3 | Internal | Minimum | Discounted cash flow | Market risk benefit assets
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate		1.00%	1.00%
Spread over SOFR/LIBOR		0.50%	0.03%
Utilization rate		38.00%	39.00%
Withdrawal rate (greater than maximum range)		77.00%	76.00%
Mortality rate		0.00%	0.00%
Equity volatility curve		18.00%	16.00%
Level 3 | Internal | Minimum | Market comparables | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
EBITDA multiples		2.2	4.9
Level 3 | Internal | Minimum | Liquidation | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation value			62.58%
Level 3 | Internal | Maximum | Discounted cash flow | Market risk benefit liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate		20.00%	20.00%
Spread over SOFR/LIBOR		2.20%	1.13%
Utilization rate		95.00%	96.00%
Withdrawal rate (greater than maximum range)		100.00%	100.00%
Mortality rate		15.00%	15.00%
Equity volatility curve		26.00%	25.00%
Level 3 | Internal | Maximum | Discounted cash flow | Policyholders' account balances
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate		80.00%	42.00%
Spread over SOFR/LIBOR		2.26%	1.13%
Mortality rate		23.00%	23.00%
Equity volatility curve		30.00%	31.00%
Option budget		6.00%
Level 3 | Internal | Maximum | Discounted cash flow | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Discount rate		20.00%	20.00%
Level 3 | Internal | Maximum | Discounted cash flow | Market risk benefit assets
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Lapse rate		20.00%	20.00%
Spread over SOFR/LIBOR		2.20%	1.13%
Utilization rate		95.00%	96.00%
Withdrawal rate (greater than maximum range)		100.00%	100.00%
Mortality rate		15.00%	15.00%
Equity volatility curve		26.00%	25.00%
Level 3 | Internal | Maximum | Market comparables | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
EBITDA multiples		23.5	19.2
Level 3 | Internal | Maximum | Liquidation | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation value			62.58%
Level 3 | Internal | Weighted Average | Discounted cash flow | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Discount rate		16.53%	4.57%
Level 3 | Internal | Weighted Average | Market comparables | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
EBITDA multiples		8.1	9.0
Level 3 | Internal | Weighted Average | Liquidation | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Liquidation value			62.58%
Level 3 | Internal | Fair Value, Measurements, Recurring | Market risk benefit liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Market risk benefit liabilities		$ 5,521,601	$ 9,764,443
Level 3 | Internal | Fair Value, Measurements, Recurring | Policyholders' account balances
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Policyholders’ account balances		3,502,096	3,245,773
Level 3 | Internal | Fair Value, Measurements, Recurring | Corporate securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Corporate securities		408,494	312,139
Level 3 | Internal | Fair Value, Measurements, Recurring | Market risk benefit assets
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Market risk benefits assets		$ 1,393,237	$ 1,786,565

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.